Corporate restructuring	12 Months Ended
Dec. 31, 2019
Corporate restructuring
Corporate restructuring

4. Corporate restructuring

4.1. Merger of DCG

On April 01, 2019, merger from DCG Soluções to Venda Digital S.A. was effectively merged into the Company, and its net assets were included in the consolidation by subsidiary Linx Sistemas e Consultoria Ltda.

Net assets from DCG Soluções to Venda Digital S.A. was conducted by experts who issued an appraisal of the Company’s shareholders’ equity report dated March 12, 2019. The merger from DCG Soluções to Venda Digital S.A. entailed no capital increase or changes in Company’s shareholding structure.

4.2. Merger of Millennium

On November 01, 2019, merger from Millennium Network Ltda. (acquired in 2019), and its net assets were included in the consolidation by subsidiary Linx Sistemas e Consultoria Ltda.

Appraisal of assets of Millennium Network Ltda. was conducted by experts who issued an appraisal of the Company’s shareholders’ equity report dated October 08, 2019. The merger of Millennium Network Ltda. entailed no capital increase or changes in Company’s shareholding structure.